Securities (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014 item
Number of Securities
Unrealized loss for less than twelve months	8
Total	8
Fair Value
Unrealized loss for less than twelve months	$ 35,163
Total	35,163
Unrealized Losses
Unrealized loss for less than twelve months	35
Total	35
Residential mortgage-backed securities
Number of Securities
Unrealized loss for less than twelve months	1
Total	1
Fair Value
Unrealized loss for less than twelve months	2,029
Total	2,029
Unrealized Losses
Unrealized loss for less than twelve months	1
Total	1
Collateralized mortgage obligations
Number of Securities
Unrealized loss for less than twelve months	1
Total	1
Fair Value
Unrealized loss for less than twelve months	29,807
Total	29,807
Unrealized Losses
Unrealized loss for less than twelve months	14
Total	14
States and political subdivisions
Number of Securities
Unrealized loss for less than twelve months	6
Total	6
Fair Value
Unrealized loss for less than twelve months	3,327
Total	3,327
Unrealized Losses
Unrealized loss for less than twelve months	20
Total	$ 20